Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS
a.The detail of the balances included under cash and cash equivalents is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Cash and deposits in banks
Cash	1,227,700	1,198,568
Deposits at the Central Bank of Chile	1,100,472	654,883
Deposits in local banks	1,605	1,128
Deposits in banks abroad	365,783	868,703
Subtotals – Cash and deposits in banks	2,695,560	2,723,282

Net cash items in process of collection	75,442	37,442
Cash and cash equivalents	2,771,002	2,760,724
The balance of funds held in cash and at the Central Bank of Chile reflects the monthly average that the Bank must maintain in accordance with the regulations governing minimum reserves although the balance can be withdrawn on demand.
b.Cash in process of collection and in process of being cleared
Cash items in process of collection and in process of being cleared represent domestic transactions which have not been processed through the central domestic clearinghouse or international transactions which may be delayed in settlement due to timing differences. These transactions were as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	121,290	85,467
Funds receivable	451,262	727,057
Subtotal	572,552	812,524
Liabilities
Funds payable	(497,110)	(775,082)
Subtotal	(497,110)	(775,082)

Cash in process of collection, net	75,442	37,442